Information by operating segment	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Information by operating segment

8.              Information by operating segment

In 2022, Petrobras implemented changes to its financial reporting system, according to the metric approved by the Executive Board. These changes did not change the allocation of Petrobras' reportable operating segments (E&P, RT&M and G&P). However, the measurement of certain components of the operating segments and of Corporate and other businesses was changed as following:

•	trade and other receivables, recoverable income taxes and other recoverable taxes, previously allocated to operating segments, are now presented in Corporate and other businesses. Expected credit losses are now also presented in Corporate and other businesses;
•	losses with commodity derivatives (within other income and expenses, net), previously presented in Corporate and other businesses, are now presented in operating segments;
•	general and administrative expenses related to logistics and fuel sales, previously presented in Corporate and other businesses, are now disclosed in the RT&M segment.

This information reflects the Company's current management model and is used by the Board of Executive Officers (Chief Operating Decision Maker - CODM) to make decisions regarding resource allocation and performance evaluation. In this context, the information by operating segment of the six-month period ended June 30, 2022 has been reclassified for comparative purposes, as follows:

Consolidated statement of income by operating segment - Jan-Jun/2022 reclassified
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses		Total
					Eliminations

Net income (loss) of the period disclosed in Jan-Jun/2022	18,756	4,748	153	(2,607)	(1,361)	19,689
Changes in the measurement	(1)	(178)	9	170	−	−
Net income (loss) of the period reclassified - Jan-Jun/2022	18,755	4,570	162	(2,437)	(1,361)	19,689

Consolidated statement of income by operating segment - Apr-Jun/2022 reclassified
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses	Eliminations	Total

Net income (loss) of the period disclosed in Apr-Jun/2022	10,802	2,761	394	(2,360)	(556)	11,041
Changes in the measurement	(2)	(129)	6	125	−	−
Net income (loss) of the period reclassified - Apr-Jun/2022	10,800	2,632	400	(2,235)	(556)	11,041

8.1.	Net income by operating segment

Consolidated statement of income by operating segment
Jan-Jun/2023
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses	Eliminations	Total
Sales revenues	30,452	45,899	5,621	163	(32,385)	49,750
Intersegments	29,940	840	1,601	4	(32,385)	−
Third parties	512	45,059	4,020	159	-	49,750
Cost of sales	(12,491)	(41,196)	(3,093)	(164)	32,944	(24,000)
Gross profit (loss)	17,961	4,703	2,528	(1)	559	25,750
Income (expenses)	(677)	(2,329)	(1,544)	(1,161)	(8)	(5,719)
Selling expenses	(12)	(1,044)	(1,335)	(22)	(8)	(2,421)
General and administrative expenses	(34)	(162)	(32)	(517)	-	(745)
Exploration costs	(348)	-	-	-	-	(348)
Research and development expenses	(251)	(14)	(1)	(60)	-	(326)
Other taxes	(354)	(1)	(19)	(155)	-	(529)
Impairment (losses) reversals	(18)	(416)	-	30	-	(404)
Other income and expenses, net	340	(692)	(157)	(437)	-	(946)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	17,284	2,374	984	(1,162)	551	20,031
Net finance income (expense)	-	-	-	(643)	-	(643)
Results of equity-accounted investments	35	(55)	21	12	-	13
Net income / (loss) before income taxes	17,319	2,319	1,005	(1,793)	551	19,401
Income taxes	(5,878)	(808)	(333)	1,034	(187)	(6,172)
Net income (loss) for the period	11,441	1,511	672	(759)	364	13,229
Attributable to:
Shareholders of Petrobras	11,443	1,511	635	(784)	364	13,169
Non-controlling interests	(2)	-	37	25	-	60

Jan-Jun/2022 - reclassified
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses	Eliminations	Total
Sales revenues	41,624	56,641	7,099	276	(43,748)	61,892
Intersegments	40,946	931	1,870	1	(43,748)	−
Third parties	678	55,710	5,229	275	-	61,892
Cost of sales	(15,852)	(48,334)	(5,251)	(272)	41,690	(28,019)
Gross profit (loss)	25,772	8,307	1,848	4	(2,058)	33,873
Income (expenses)	2,481	(1,651)	(1,690)	(1,181)	(7)	(2,048)
Selling expenses	(5)	(870)	(1,521)	(22)	(7)	(2,425)
General and administrative expenses	(24)	(131)	(34)	(433)	-	(622)
Exploration costs	(123)	-	-	-	-	(123)
Research and development expenses	(365)	(6)	(3)	(52)	-	(426)
Other taxes	(39)	(25)	(19)	(69)	-	(152)
Impairment (losses) reversals	(123)	(44)	1	(1)	-	(167)
Other income and expenses, net	3,160	(575)	(114)	(604)	-	1,867
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	28,253	6,656	158	(1,177)	(2,065)	31,825
Net finance income (expense)	-	-	-	(2,602)	-	(2,602)
Results of equity-accounted investments	108	176	59	(2)	-	341
Net income / (loss) before income taxes	28,361	6,832	217	(3,781)	(2,065)	29,564
Income taxes	(9,606)	(2,262)	(55)	1,344	704	(9,875)
Net income (loss) for the period	18,755	4,570	162	(2,437)	(1,361)	19,689
Attributable to:
Shareholders of Petrobras	18,757	4,570	110	(2,461)	(1,361)	19,615
Non-controlling interests	(2)	-	52	24	-	74

Consolidated statement of income by operating segment
Apr-Jun/2023
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other business	Eliminations	Total
Sales revenues	14,722	21,057	2,767	87	(15,654)	22,979
Intersegments	14,490	366	796	2	(15,654)	−
Third parties	232	20,691	1,971	85	-	22,979
Cost of sales	(6,112)	(19,328)	(1,626)	(87)	15,811	(11,342)
Gross profit (loss)	8,610	1,729	1,141	−	157	11,637
Income (expenses)	(554)	(1,151)	(765)	(686)	(3)	(3,159)
Selling expenses	(5)	(511)	(683)	2	(3)	(1,200)
General and administrative expenses	(18)	(84)	(17)	(269)	-	(388)
Exploration costs	(191)	-	-	-	-	(191)
Research and development expenses	(127)	(12)	-	(33)	-	(172)
Other taxes	(336)	105	(10)	(88)	-	(329)
Impairment (losses) reversals	(31)	(400)	-	30	-	(401)
Other income and expenses, net	154	(249)	(55)	(328)	-	(478)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	8,056	578	376	(686)	154	8,478
Net finance income (expense)	-	-	-	(21)	-	(21)
Results of equity-accounted investments	18	(69)	17	12	-	(22)
Net income / (loss) before income taxes	8,074	509	393	(695)	154	8,435
Income taxes	(2,740)	(197)	(127)	540	(52)	(2,576)
Net income (loss) for the period	5,334	312	266	(155)	102	5,859
Attributable to:
Shareholders of Petrobras	5,335	312	247	(168)	102	5,828
Non-controlling interests	(1)	−	19	13	−	31

Consolidated statement of income by operating segment
Apr-Jun/2022 - reclassified
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses	Eliminations	Total
Sales revenues	21,940	31,956	3,734	150	(23,077)	34,703
Intersegments	21,572	498	1,009	(2)	(23,077)	−
Third parties	368	31,458	2,725	152	-	34,703
Cost of sales	(8,176)	(26,787)	(2,366)	(147)	22,236	(15,240)
Gross profit (loss)	13,764	5,169	1,368	3	(841)	19,463
Income (expenses)	2,517	(1,037)	(807)	(576)	(3)	94
Selling expenses	(3)	(464)	(765)	(12)	(3)	(1,247)
General and administrative expenses	(12)	(68)	(18)	(225)	-	(323)
Exploration costs	(44)	-	-	-	-	(44)
Research and development expenses	(192)	(3)	-	(25)	-	(220)
Other taxes	(24)	(18)	(9)	(42)	-	(93)
Impairment (losses) reversals	(124)	(44)	-	-	-	(168)
Other income and expenses, net	2,916	(440)	(15)	(272)	-	2,189
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	16,281	4,132	561	(573)	(844)	19,557
Net finance income (expense)	-	-	-	(3,198)	-	(3,198)
Results of equity-accounted investments	57	(95)	30	(1)	-	(9)
Net income / (loss) before income taxes	16,338	4,037	591	(3,772)	(844)	16,350
Income taxes	(5,538)	(1,405)	(191)	1,537	288	(5,309)
Net income (loss) for the period	10,800	2,632	400	(2,235)	(556)	11,041
Attributable to:
Shareholders of Petrobras	10,801	2,632	374	(2,241)	(556)	11,010
Non-controlling interests	(1)	-	26	6	-	31

The amount of depreciation, depletion and amortization by segment is set forth as follows:

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses	Total

Jan-Jun/2023	4,704	1,159	254	56	6,173
Jan-Jun/2022	5,258	1,114	207	51	6,630

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other businesses	Total

Apr-Jun/2023	2,489	601	130	29	3,249
Apr-Jun/2022	2,788	542	99	31	3,460

8.2.	Assets by operating segment

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other business	Elimina-tions	Total

Consolidated assets by operating segment - 06.30.2023

Current assets	2,542	10,810	459	19,362	(4,783)	28,390
Non-current assets	129,083	23,628	6,418	18,005	−	177,134
Long-term receivables	7,857	2,078	101	15,435	−	25,471
Investments	399	1,028	160	57	−	1,644
Property, plant and equipment	118,005	20,396	6,074	2,157	−	146,632
Operating assets	103,840	17,431	3,746	1,722	−	126,739
Under construction	14,165	2,965	2,328	435	−	19,893
Intangible assets	2,822	126	83	356	−	3,387
Total assets	131,625	34,438	6,877	37,367	(4,783)	205,524

Consolidated assets by operating segment - 12.31.2022

Current assets	5,224	12,035	391	18,864	(5,264)	31,250
Non-current assets	111,110	22,396	7,193	15,242	−	155,941
Long-term receivables	6,351	1,811	94	12,964	−	21,220
Investments	379	977	173	37	−	1,566
Property, plant and equipment	101,875	19,496	6,851	1,947	−	130,169
Operating assets	92,087	16,851	4,808	1,585	−	115,331
Under construction	9,788	2,645	2,043	362	−	14,838
Intangible assets	2,505	112	75	294	−	2,986
Total assets	116,334	34,431	7,584	34,106	(5,264)	187,191